Employee Information - Additional Information (Detail) pure in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
Disclosure of employee benefits [line items]
Employee benefit expense	£ 1,805	£ 1,888	£ 1,742
Discontinued operations [member]
Disclosure of employee benefits [line items]
Employee benefit expense	£ 0	£ 0	£ 132
Average number of employees employed	0	0	2,282